Salary and benefit payable	12 Months Ended
Dec. 31, 2024
Salary and benefit payable
Salary And Benefit Payable

24. Salary and benefit payable

	As of December 31,
	2023	2024
	RMB’000	RMB’000
Salary and benefit payable to employees	11,433	3,764
Consulting expenses payable to a shareholder’s representatives(1)	2,580	-
Total	14,013	3,764

(1) See Note 31 of Notes to the Consolidated Financial Statements, Section 3. Consulting expenses for representatives from a shareholder for detailed disclosure.